Mineral Interests, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Mineral Interests, Property and Equipment [Abstract]
Schedule of Mineral Interests, Property and Equipment
($000s)	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets [1]	Total
Cost
As at January 1, 2023	687,074	121,201	72,404	2,437	883,116
Additions	69,732	178,764	1,187	781	250,464
Transfers	-	(101,899)	101,899	-	-
As at December 31, 2023	756,806	198,066	175,490	3,218	1,133,580
Additions	45,784	80,145	-	836	126,765
Disposals [3]	-	-	-	(1,326)	(1,326)
Transfers	-	(232)	232	-	-
As at December 31, 2024	802,590	277,979	175,722	2,728	1,259,019
Accumulated Depreciation
As at January 1, 2023	-	-	1,070	549	1,619
Depreciation expense [2]	-	-	2,517	980	3,497
As at December 31, 2023	-	-	3,587	1,529	5,116
Depreciation expense [2]	-	-	2,605	842	3,447
Disposal [3]	-	-	-	(968)	(968)
As at December 31, 2024	-	-	6,192	1,403	7,595
Net Book Value
As at December 31, 2023	756,806	198,066	171,903	1,689	1,128,464
As at December 31, 2024	802,590	277,979	169,530	1,325	1,251,424

1)	Right-of-use assets consist of property and equipment related to assets leased and accounted for under IFRS 16

2)	Depreciation expense related to camps, equipment, and right-of-use assets associated with the KSM construction is capitalized to construction in progress

3)	Disposals relate to equipment lease cancellations at KSM

Schedule of Mineral Interests, Property and Equipment Additions by Project

Mineral interests, property and equipment additions by project are as follows.

		Year ended December 31, 2024
($000s)	January 1, 2024	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total	December 31, 2024
Additions
KSM additions [1]	928,412	15,225	80,145	-	836	96,206	1,024,618
Courageous Lake	81,519	1,090	-	-	-	1,090	82,609
Iskut	64,078	17,062	-	-	-	17,062	81,140
Snowstorm	39,459	1,079	-	-	-	1,079	40,538
3 Aces	18,730	11,328	-	-	-	11,328	30,058
Grassy Mountain	771	-	-	-	-	-	771
Corporate	611	-	-	-	-	-	611
	1,133,580	45,784	80,145	-	836	126,765	1,260,345
KSM transfers	-	-	(232)	232	-	-	-
KSM disposals	-	-	-	-	(1,326)	(1,326)	(1,326)
Total	1,133,580	45,784	79,913	232	(490)	125,439	1,259,019

		Year ended December 31, 2023
($000s)	January 1, 2023	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	December 31, 2023
Additions
KSM additions [1]	707,190	40,490	178,764	1,187	781	221,222	928,412
KSM transfers		-	(101,899)	101,899	-	-	-
Courageous Lake	77,999	3,520	-	-	-	3,520	81,519
Iskut	49,904	14,174	-	-	-	14,174	64,078
Snowstorm	34,562	4,897	-	-	-	4,897	39,459
3 Aces	12,079	6,651	-	-	-	6,651	18,730
Grassy Mountain	771	-	-	-	-	-	771
Corporate	611	-	-	-	-	-	611
Total	883,116	69,732	76,865	103,086	781	250,464	1,133,580

1)	In 2024, the KSM construction in progress additions included $32.9 million of capitalized borrowing costs (2023 - $19.4 million). The capitalized costs were net of $0.5 million (2023 - $6.9 million) of interest income earned on the residual balance of the borrowed funds which is reported within the investment in mineral interests, property and equipment line on the consolidated statements of cash flows.